Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of notes payable
	December 31, 2020	December 31, 2019
	$	$
Short-term notes	49,647	145,943
Notes payable	335,000	1,289,755
	384,647	1,435,698